Income taxes - Reconciliation (Details) $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Reconciliation between provision for income taxes and pre-tax income
Consolidated net income	$ 21,044		$ 16,366	$ (7,336)
Income taxes	22,242		9,587	318
Pre-tax income	$ 43,286		$ 25,953	$ (7,018)
French statutory tax rate (as a percent)	25.83%	25.83%	28.41%	32.02%
Theoretical tax charge	$ (11,181)		$ (7,373)	$ 2,247
Difference between French and foreign income tax rates	(9,625)		(3,754)	(1,109)
Tax effect on equity in income (loss) of affiliates	(489)		977	145
Permanent differences	(676)		738	665
Adjustments on prior years income taxes	64		109	(31)
Adjustments on deferred tax related to changes in tax rates	(610)		(119)	(204)
Variation of deferred tax assets not recognized	275		(165)	(2,031)
TOTAL INCOME TAXES	$ (22,242)		$ (9,587)	$ (318)
Standard corporate tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
European Solidarity Contribution | €		€ 0.9
European Solidarity Contribution, including contribution on sub-marginal rent of electricity production	$ 1,100	€ 1.0